UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398
Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices)      (Zip code)

Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE  19801
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: February 28

Date of reporting period: August 31, 2019

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2019
For the initial period from July 8, 2019 (Commencement
of Operations) through August 31, 2019

The Cannabis ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of The Cannabis ETF (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of The Cannabis ETF (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on The Cannabis ETF:

See Our Web site @ ncfunds.com
or
Call Our Administrative Services Group at 800-773-3863.

The Cannabis ETF

Schedule of Investments
(Unaudited)

As of August 31, 2019
		Shares	Value (Note 1)

COMMON STOCKS - 99.21%

Consumer Discretionary - 1.86%
*	Greenlane Holdings, Inc.	37,743	$234,007
*	Radiant Technologies, Inc.	239,959	127,964
			361,971
Consumer Staples - 4.71%
*	Neptune Wellness Solutions, Inc.	85,192	343,324
*	New Age Beverages Corp.	34,854	105,956
*	Village Farms International, Inc.	44,629	468,604
			917,884
Financials - 0.54%
*	Fire & Flower Holdings Corp.	107,066	105,345
			105,345
Health Care - 78.46%
*	Aleafia Health, Inc.	256,205	192,433
*	Aphria, Inc.	224,816	1,407,348
*	Arena Pharmaceuticals, Inc.	11,595	613,260
*	Aurora Cannabis, Inc.	265,312	1,459,216
*	Auxly Cannabis Group, Inc.	568,291	392,690
*	Canopy Growth Corp.	52,919	1,247,830
*	Canopy Rivers, Inc.	172,422	296,565
*	Cara Therapeutics, Inc.	21,085	494,232
*	cbdMD, Inc.	24,969	102,373
*	Charlotte's Web Holdings, Inc.	88,603	1,460,745
*	Corbus Pharmaceuticals Holdings, Inc.	30,281	156,856
*	Cronos Group, Inc.	116,736	1,286,431
*	Emerald Health Therapeutics, Inc.	139,253	188,265
*	Flowers Corp.	75,568	168,572
*	GW Pharmaceuticals PLC	10,074	1,434,638
*	HEXO Corp.	231,573	930,923
*	Khiron Life Sciences Corp.	104,319	112,828
*	Medipharm Labs Corp.	119,730	437,949
*	Organigram Holdings, Inc.	140,021	589,488
	PerkinElmer, Inc.	5,104	422,101
*	Pharmacielo Ltd.	92,778	338,667
*	Supreme Cannabis Co., Inc.	292,549	303,228
*	Tilray, Inc.	38,739	994,430
*	WeedMD, Inc.	105,419	126,686
*	Zenabis Global, Inc.	186,162	148,214
			15,305,968
Industrials - 3.14%
*	Green Organic Dutchman Holdings Ltd.	242,526	612,053
			612,053

			(Continued)

The Cannabis ETF

Schedule of Investments
(Unaudited)

As of August 31, 2019
		Shares		Value (Note 1)

COMMON STOCKS - Continued

Information Technology - 2.02%
*	Cree, Inc.	5,022		$215,594
*	Enwave Corp.	103,478		178,759
				394,353
Materials - 8.48%
	The Scotts Miracle-Gro Co.	12,781		1,358,876
*	Valens Groworks Corp.	113,106		296,485
				1,655,361

	Total Common Stocks (Cost $22,410,065)			19,352,935

Investments, at Value (Cost $22,410,065) - 99.21%				$19,352,935

Other Assets Less Liabilities - 0.79%				153,721

Net Assets - 100%				$19,506,656

The following acronym or abbreviation is used in this schedule of investments:
PLC - Public Limited Company

	Summary of Investments
	by Sector	% of Net
		Assets	Value
	Consumer Discretionary	1.86%	$361,971
	Consumer Staples	4.71%	917,884
	Financials	0.54%	105,345
	Health Care	78.46%	15,305,968
	Industrials	3.14%	612,053
	Information Technology	2.02%	394,353
	Materials	8.48%	1,655,361
	Other Assets Less Liabililties	0.79%	153,721
	Total Net Assets	100.00%	$19,506,656

See Notes to Financial Statements

The Cannabis ETF

Statement of Assets and Liabilities
(Unaudited)

As of August 31, 2019

Assets:
Investments, at value (cost $22,410,065)	$19,352,935
Cash	147,348
Cash collateral	32,609
Receivables:
Securities lending income	96,662
Dividends	6,635
Fund shares sold	970,000

Total assets	20,606,189

Liabilities:
Payables:
Collateral	32,609
Investments purchased	1,053,680
Accrued expenses:
Advisory fee	13,244

Total liabilities	1,099,533

Total Net Assets	$19,506,656

Net Assets Consist of:
Paid in Capital	$22,491,591
Distributable Earnings	(2,984,935)

Total Net Assets	$19,506,656
Shares Outstanding, no par value (unlimited authorized shares)	1,000,000
Net Asset Value, Offering Price, and Redemption Price Per Share	$19.51

See Notes to Financial Statements

The Cannabis ETF

Statement of Operations
(Unaudited)

For the fiscal period from July 8, 2019 (Commencement of Operations) through August 31, 2019

Investment Income:
Dividends	$6,777
Securities lending	96,662

Total Investment Income	103,439

Expenses:
Advisory fees (note 2)	17,974

Total Expenses	17,974

Expenses waived by the Advisor (note 2)	(4,730)

Net Expenses	13,244

Net Investment Income	90,195

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(18,000)
Net change in unrealized depreciation on investments	(3,057,130)

Net Realized and Unrealized Loss on Investments	(3,075,130)

Net Decrease in Net Assets Resulting from Operations	$(2,984,935)

See Notes to Financial Statements

The Cannabis ETF

Statement of Changes in Net Assets
(Unaudited)

For the fiscal period from July 8, 2019 (Commencement of Operations through August 31, 2019

Operations:
Net investment income	$90,195
Net realized loss from investment transactions	(18,000)
Net change in unrealized appreciation (depreciation) on investments	(3,057,130)

Net Decrease in Net Assets Resulting from Operations	(2,984,935)

Beneficial Interest Transactions:
Shares sold	22,491,591
Shares repurchased	-

Net Increase from Beneficial Interest Transactions	22,491,591

Net Increase in Net Assets	19,506,656

Net Assets:
Beginning of period	-
End of period	$19,506,656

Share Information:
Shares Sold	1,000,000
Shares Repurchased	-
Net Increase in Shares of Beneficial Interest	1,000,000

See Notes to Financial Statements

The Cannabis ETF

Financial Highlights
(Unaudited)

For a share outstanding during the period from July 8, 2019
(Commencement of Operations) through August 31, 2019

Net Asset Value, Beginning of Period	$25.00

Loss from Investment Operations:
Net investment loss	0.09
Net realized and unrealized loss on investments	(5.58)

Total from Investment Operations	(5.49)

Net Asset Value, End of Period	$19.51

Total Return	7.05%	(b)

Net Assets, End of Period (in thousands)	$19,507

Ratios of:
Gross Expenses to Average Net Assets (c)	0.95%	(a)
Net Expenses to Average Net Assets (c)	0.70%	(a)
Net Investment Loss to Average Net Assets	(0.33)%	(a)

Portfolio turnover rate	7.77%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).

See Notes to Financial Statements

The Cannabis ETF

Notes to Financial Statements
(Unaudited)

As of August 31, 2019

1.      Organization and Significant Accounting Policies

The Cannabis ETF, an exchange-traded fund (the “Fund”), is a non-diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund commenced operations on July 8, 2019. The investment objective of the Fund is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Innovation Labs Cannabis Index (the “Index”).  The Fund will invest at least 80% of its total assets in the component securities of the “Index.” The Fund does not try to beat the Index and does not seek temporary defensive positions when the markets decline or appear undervalued.  The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in exchange-listed common stock (or corresponding American Depositary Receipts (“ADRs”) of Cannabis Companies. “Cannabis Companies” are companies, that have a business interest in the legal cannabis-based pharmaceutical and consumer wellness & product markets. Cannabis is (i) marijuana (or products derived from marijuana) and (ii) hemp (or products derived from hemp, which includes CBD-based products (i.e., products that contain cannabidiol). A company has a business interest in the legal cannabis-based pharmaceutical and consumer wellness & product markets if a significant percentage (at least 50%) of its revenues are derived from such activity. As of the date of this prospectus, Cannabis Companies do not include companies that grow or distribute marijuana inside the U.S. (unless and until such time as the cultivation, production, or distribution of such marijuana or products become legal under U.S. federal law). As of the date of this report, Cannabis Companies may, however, include companies that have a business interest in the legal hemp-based pharmaceutical and consumer wellness & product markets within the United States.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 25,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on NYSE Arca under the trading symbol THCX, and because shares will trade at market prices rather than NAV, shares of the Fund may trade at a price greater than or less than NAV.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”).  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(Continued)

The Cannabis ETF

Notes to Financial Statements
(Unaudited)

As of August 31, 2019

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the Fund invests a portion of its assets in non-registered investment vehicles, the Fund's shares in the non-registered vehicles are fair valued at NAV.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of August 31, 2019 for the Fund’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks	$19,352,935	$19,352,935	$-	$-
Total Assets	$19,352,935	$19,352,935	$-	$-

(a)	The Fund had no transfers into or out of Level 1, 2, or 3 during the initial period ended August 31, 2019. The Fund did not hold any Level 3 securities during the period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend da

(Continued)

The Cannabis ETF

Notes to Financial Statements
(Unaudited)

As of August 31, 2019

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees. The Fund’s expenses are paid by the Advisor from the unitary advisory fee paid to the Advisor by the Fund except for the fees and expenses described below in Note 2 – “Transactions with Related Parties and Service Providers – Advisor”.

Distributions
The Fund may declare and distribute dividends from net investment income, if any, monthly.  The Fund declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.      Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly unitary advisory fee to OBP Capital, LLC (the “Advisor”) calculated at the annual rate of 0.95% of the Fund’s average daily net assets in exchange for the Advisor’s services and the payment of all expenses incurred by the Fund except for the (i) fee payment under the investment advisory agreement between the Fund and the Advisor, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor or Sub-Advisor)). During the initial period from July 8, 2019 (Commencement of Operations) through August 31, 2019, the Advisor earned $17,974 in advisory fees, of which $4,730 were waived.

The Advisor has engaged Merlin Capital LLC as the sub-advisor of the Fund (the “Sub-Advisor”) to provide day to day portfolio management of the Fund.  The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.03% of the Fund’s average daily net assets.  The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above. During the initial period from July 8, 2019 (Commencement of Operations) through August 31, 2019, the Sub-Advisor earned $1,079 in sub-advisory fees.

The Advisor has entered into a contractual agreement (the “Fee Waiver Agreement”) with the Trust, on behalf of the Fund, under which the Advisor has agreed to waive or reduce its fees in amounts that limit the Fund’s total operating expenses to not more than 0.70% of the average daily net assets of the Fund. The current term of the Fee Waiver Agreement is through June 30, 2020.  Thereafter, the Fee Waiver Agreement may be renewed for additional periods as agreed to by the parties.

Administrator
The Advisor pays on behalf of the Fund a monthly fee to the Fund’s administrator, The Nottingham Company (the “Administrator”), for its services pursuant to the Fund Accounting and Administration Service Agreement with the Fund, based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $2,000 per month.

(Continued)

The Cannabis ETF

Notes to Financial Statements
(Unaudited)

As of August 31, 2019

A breakdown of these fees is provided in the following table:

Net Assets	Annual Fee
On the first $250 million	0.100%
On the next $250 million	0.080%
On the next $250 million	0.060%
On the next $250 million	0.050%
On the next $1 billion	0.040%
On all assets over $2 billion	0.035%

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Advisor on behalf of the Fund for its services pursuant to the Compliance Services Agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Advisor on behalf of the Fund for its services pursuant to the Dividend Disbursing and Transfer Agent Agreement with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Advisor on behalf of the Fund for its services pursuant to the ETF Distribution Agreement with the Fund.

3.      Trustees and Officers

The Board is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

(Continued)

The Cannabis ETF

Notes to Financial Statements
(Unaudited)

As of August 31, 2019

4.      Purchases and Sales of Investment Securities

For the fiscal period ended August 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities	Proceeds from Sales of Securities (excluding Maturities)
$23,711,332	$1,271,271

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended August 31, 2019.

5.      Principal Risks

Investments in the Fund are subject to the following risks:

United States Regulatory Risks of the Cannabis Industry. The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states' laws, which may negatively impact the value of the Fund's investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre-empts state laws that legalizes its use for medicinal and recreational purposes. Members of the Trump Administration, including former Attorney General Jeff Sessions, have made statements indicating that the Trump Administration intends to take a more aggressive stance on federal marijuana laws. Any such change in the federal government's enforcement of current federal laws could adversely affect the ability of the companies in which the Fund invests to possess or cultivate marijuana, including in connection with pharmaceutical research, or it could shrink the customer pool for certain of the Fund's portfolio companies. Any of these outcomes would negatively affect the profitability and value of the Fund's investments. The Cannabis Companies and Pharmaceutical Companies may never be able to legally produce and sell products in the United States or other national or local jurisdictions.

Marijuana is a Schedule I controlled substance under the Controlled Substances Act (“CSA”) (21 U.S.C. § 811), meaning that it has a high potential for abuse, has no currently “accepted medical use” in the United States, lacks accepted safety for use under medical supervision, and may not be prescribed, marketed or sold in the United States.

Facilities conducting research, manufacturing, distributing, importing or exporting, or dispensing controlled substances must be registered (licensed) to perform these activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the Drug Enforcement Administration (“DEA”) to prevent drug loss and diversion. Failure to obtain the necessary registrations or comply with necessary regulatory requirements may significantly impair the ability of certain companies in which the Fund invests to pursue medical marijuana research or to otherwise cultivate, possess or distribute marijuana.

The enactment of the Farm Bill changed the legal landscape in the United States with respect to the manufacturing, distribution and sale of hemp and hemp derivatives, including CBD.  Among other things, the act: (A) legally distinguishes hemp from marijuana by defining “hemp” as the Cannabis sativa L. plant (or any part of the plant) and extracts of it, that contain no more than 0.3% Tetrahydrocannabinol (“THC”) (as calculated on a dry weight basis); (B) exempts “hemp” from the definition of “marijuana” and, therefore, from both DEA interference and the restrictions imposed by the CSA, and (C) Expressly permits the interstate sale and transportation of hemp products. While the enactment of the Farm Bill was dramatically and materially favorable for the CBD landscape, some legal considerations remain with respect to CBD products.  At present, the primary risk relates to uncertainty in the U.S. Food and Drug Administration’s (“FDA”) actions as it adapts to this new law.

(Continued)

The Cannabis ETF

Notes to Financial Statements
(Unaudited)

As of August 31, 2019

In the United States, CBD and products which contain CBD are and will be subject to the Federal Food, Drug and Cosmetic Act, which includes the Dietary Supplement Health and Education Act of 1994 (“DSHEA”) and significant federal regulations. Those statutory provisions and regulations include but are not limited to (i)  Good Manufacturing Practices (ii) legally permitted health-related claims (iii) the requirement for significant safety dossiers  (iv) detailed labeling requirements, (v) requirements for competent and reliable scientific substantiation for health-related claims and (vi) compliance with a  statute that prohibits the inclusion of an ingredient in a dietary supplement or food that was first authorized for study as a drug (“the IND Provision”“ or “the Exclusionary Provision.”  The FDA has publicly taken the present position the CBD cannot be sold in dietary supplements or foods due to this provision.

Non-U.S. Regulatory Risks of the Cannabis Industry. The companies in which the Fund invests are subject to various laws, regulations and guidelines relating to the manufacture, management, transportation, storage and disposal of cannabis, as well as being subject to laws and regulations relating to health and safety, the conduct of operations and the protection of the environment. Even if a company's operations are permitted under current law, they may not be permitted in the future, in which case such company may not be in a position to carry on its operations in its current locations. Additionally, controlled substance legislation differs between countries and legislation in certain countries may restrict or limit the ability of certain companies in which the Fund invests to sell their products

Equity Securities Risk.  Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short for extended periods of time.

Securities Lending Risk. When the Fund loans its portfolio securities, it will receive collateral consisting of cash or cash equivalents, or securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, or any combination thereof. Nevertheless, the Fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. In addition, if the Fund’s securities are sold while out on loan and the securities are not returned timely by the borrower, there is a possibility that the sale transaction will not settle in the usual manner and cause unintended market exposure and additional trade and other expenses to the Fund. As well, any investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

6.      Securities Lending

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by Cowen Execution Services, LLC (“Cowen”), the Fund’s custodian, in which Cowen borrows securities as principal. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of the domestic portfolio securities being lent and 105% of the value of the foreign portfolio securities being lent. The Fund receives compensation in the form of fees. The amount of fees depends on the gross revenues generated from the loans. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrowe

(Continued)

The Cannabis ETF

Notes to Financial Statements
(Unaudited)

As of August 31, 2019

As of the period ended August 31, 2019, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Values of Securities on Loan	Fund Collateral Received
$3,316	$3,845

7.       Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns and, for the initial period ended August 31, 2019, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the initial period ended August 31, 2019, the Fund did not incur any interest or penalties.

There were no distributions during the initial period from July 8, 2019 (Commencement of Operations) through August 31, 2019.

At August 31, 2019, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$22,410,065

Gross Unrealized Appreciation	$ 91,260
Gross Unrealized Depreciation	(3,148,391)
Net Unrealized Depreciation	$(3,057,130)

8.      New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. This amendment facilitates compliance of the disclosure of information without significantly altering the information provided to investors. These amendments have been adopted with these financial statements. The changes have been applied to the Fund’s financial statements as of the fiscal period ended August 31, 2019.

(Continued)

The Cannabis ETF

Notes to Financial Statements
(Unaudited)

As of August 31, 2019

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information, and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or portions of the standard. The changes have been applied to the Fund’s financial statements as of the fiscal period ended August 31, 2019.

9.       Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

10.     Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Cannabis ETF

Additional Information (Unaudited)

As of August 31, 2019

1.      Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.      Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.      Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended August 31, 2019.

During the fiscal period, the Fund paid no income distributions and no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.      Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire initial period from July 8, 2019 (Commencement of Operations) through August 31, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

The Cannabis ETF

Additional Information (Unaudited)

As of August 31, 2019

	Beginning Account Value July 8, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 776.40	$0.94
	$1,000.00	$1,006.48	$1.06
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.70%, for the period, multiplied by 54/365 (to reflect the initial period).

5.     Approval of Investment Advisory Agreement

At an organizational meeting of the Trust on March 12, 2019, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the Fund (the "Investment Advisory Agreement"). The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.
In deciding on whether to approve the Investment Advisory Agreement, the Trustees considered numerous factors, including:
(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of OBP under the proposed Investment Advisory Agreement. The Trustees reviewed the services to be provided by OBP to the Fund including, without limitation, the quality of its investment advisory services; assuring compliance with the Fund’s investment objectives, policies and limitations; and its coordination of services for the Fund among the Fund’s service providers.  The Trustees evaluated:  OBP’s staffing, personnel, and methods of operating; the education and experience of OBP’s personnel; OBP’s compliance program; and the financial condition of OBP.

After reviewing the foregoing information and further information in the memorandum from OBP (e.g., descriptions of OBP’s business, compliance program, and ADV), the Board concluded that the nature, extent, and quality of the services to be provided by OBP were satisfactory and adequate for the Fund.
(ii)
Performance.  The Board noted that, as the Fund had not yet launched and therefore had no performance to review, the Board would review the performance of another account managed by OBP.  The Board reviewed the performance of the other account with the performance of its benchmark and discussed the market factors that influenced the account’s performance. The Board noted that the account outperformed its peer group and Morningstar category for all periods shown. After further discussion, the Trustees considered the experience of the personnel of OBP and determined that the performance of OBP was satisfactory.

(iii)
Fees and Expenses.  In considering the costs of the services to be provided and profits to be realized by OBP and its affiliates from the relationship with the Fund, including any benefits derived by OBP from the relationship with the Fund.  The Board considered that OBP will receive a unitary fee, and Ms. Cody explained to the Board how a unitary fee operates. The Board also noted that there would be a fee waiver agreement. The Board noted that OBP’s management fee is above the average for the peer group and Morningstar category, but the net expense ratio presented was a more appropriate comparison for the Fund’s management fee because other members of the peer group do not have unitary fees. The Board considered that, with the planned fee waiver, the Fund’s expense ratio was below the average of the peer group and category. Without the waiver, the expense ratio of the Fund was above the average of the peer group and category; however, the Board discussed the unique strategy of the Fund and its related additional costs.

(Continued)

The Cannabis ETF

Additional Information (Unaudited)

As of August 31, 2019

Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to OBP by the Fund was fair and reasonable in relation to the nature and quality of the services to be provided by OBP and that it reflected charges that were within a range of what could have been negotiated at arm's length.
(iv)
Profitability. The Board reviewed OBP’s profitability analysis in connection with its management of the Fund. The Board noted that the profitability analysis included the effect of the fee waiver and reimbursements made by the Fund’s sponsor to OBP. In response to a question from an Independent Trustee, Ms. Honey stated that she did not anticipate the fee waiver agreement extending beyond its initial term and expressed hope that the Fund would achieve economies of scale by that time.  After discussion, the Trustees concluded that OBP’s level of profitability was not excessive.

(v)
Economies of Scale.  In this regard, the Trustees noted that the Fund would not immediately realize economies of scale upon launch. The Trustees then reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the Fund grows. The Trustees noted that the Fund typically does not participate in economies of scale with a unitary fee because the adviser is covering all its expenses from the outset. However, it was pointed out that breakpoints in OBP’s unitary fee could be reconsidered in the future as the Fund grows.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the Fund.

6.      Approval of Investment Sub-Advisory Agreement

At an organizational meeting of the Trust on December 18, 2018, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Sub-Advisor, with respect to the Fund (the "Investment Sub-Advisory Agreement"). The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Sub-Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Sub-Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Sub-Advisory Agreement, the Trustees reviewed materials prepared by the Sub-Advisor.
In deciding on whether to approve the Investment Sub-Advisory Agreement, the Trustees considered numerous factors, including:
(i)
Nature, Extent, and Quality of Services. The Trustees considered the responsibilities of the Sub-Advisor under the proposed Investment Sub-Advisory Agreement. The Trustees reviewed the services to be provided by the Sub-Advisor to the Fund, including, without limitation, the quality of its investment advisory services and its proxy voting services with respect to the securities in the Fund’s portfolio.

The Trustees reviewed the duties of the Sub-Advisor relative to its execution of trades and the Fund’s investment strategy of tracking an index. The Sub-Advisor stated the Fund will be rebalanced monthly. The Trustees discussed the respective services that would be provided by the Sub-Advisor.

(Continued)

The Cannabis ETF

Additional Information (Unaudited)

As of August 31, 2019

It was noted that the Sub-Advisor previously engaged in oversight services for another ETF, and that the Sub-Advisor’s management policies and procedures would not need to materially change in order to comply with requirements set by the 1940 Act.
After reviewing the foregoing information and other information provided by the Sub-Advisor (e.g.,   descriptions   of   the Sub-Advisor's   services   in   its   registration documents), the Board concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the Fund.
(ii)
Performance.  It was noted that, as the Fund had not yet launched and therefore had no performance to review, the Board would review the performance of another account managed by the Sub-Advisor. The Board reviewed the performance of the other account with the performance of its benchmark and discussed the market factors that influenced the account’s performance. After further discussion, the Trustees considered the experience of the personnel of the Sub-Advisor and determined that the performance of the Sub-Advisor was satisfactory.

(iii)
Fees and Expenses.  In considering the costs of the services to be provided and profits to be realized by the Sub-Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Sub-Advisor from the relationship with the Fund, the Trustees first noted that the management fee for the Sub-Advisor would be 0.03% of the Fund’s average daily net assets, which was substantially lower than the fees charged by the Sub-Advisor to other accounts it manages.

The Trustees reviewed the Sub-Advisor's staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor's personnel; the Sub-Advisor's compliance policies and procedures; the financial condition of the Sub-Advisor; and the overall expenses of the Fund.  The Board was reminded that the Sub-Advisor will not be responsible for expenses given the planned unitary fee of the Advisor.
Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to the Sub-Advisor by the Fund was fair and reasonable in relation to the nature and quality of the services provided by the Sub-Advisor and that it reflected charges that were within a range of what could have been negotiated at arm's length.
(iv)
Profitability.  The Board reviewed the Sub-Advisor’s profitability analysis in connection with its management of the Fund. The Trustees noted that the Sub-Advisor anticipated negative profitability during the first 12 months of managing the Fund and modest profit during the second 12 months of managing the Fund.

After discussion, the Trustees concluded that the Sub-Advisor’s level of profitability was not excessive.
(v)
Economies of Scale.  In this regard, the Trustees noted that the size of the Fund was projected to be relatively small upon launch, and that it would therefore not immediately realize economies of scale. The Trustees then reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the Fund grows. The Trustees noted that the Fund would be a relatively small size for some time and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the sub-advisory fee could be reconsidered in the future as the Fund grows.

Conclusion. Having reviewed and discussed in depth such information from the Sub-Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Sub-Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that renewal of the Investment Sub-Advisory Agreement was in the best interest of the shareholders of the Fund.

The Cannabis ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	OBP Capital, LLC
116 South Franklin Street	116 South Franklin Street
Post Office Box 69	Rocky Mount, North Carolina 27804
Rocky Mount, North Carolina 27802-0069

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

ITEM 2.      CODE OF ETHICS.
Not applicable.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.      SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.
ITEM 11.    CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15(d)-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.     EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)          Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	November 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	November 6, 2019

By:	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer

Date:	November 6, 2019